Note 11 - Related Party Transactions (Details Narrative) - Cardio Diagnostics [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Safe Transaction [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Included in stock to be issued (Note 7) are SAFE agreements from related parties of $0 and $221,471 as of December 31, 2021 and 2020, respectively.	221,471
Related Party Transaction, Amounts of Transaction	$ 0
Immediate Family Member of Management or Principal Owner [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	79,920	$ 116,105
Related Party Transaction, Purchases from Related Party	$ 0	$ 1,500